Cover	Jul. 28, 2023
Cover [Abstract]
Document Type	8-K
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2C 5N1
Entity Emerging Growth Company	false
Entity File Number	0-12014
Entity Registrant Name	IMPERIAL OIL LIMITED
Entity Tax Identification Number	98-0017682
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Amendment Flag	false
Entity Central Index Key	0000049938
Entity Incorporation, State or Country Code	Z4
Document Period End Date	Jul. 28, 2023
Entity Address, Country	CA
Entity Address, Address Line One	505 Quarry Park Boulevard S.E.
City Area Code	800
Local Phone Number	567-3776